Non-current assets held for sale and liabilities associated with non-current assets held for sale - Discontinued operations, Condensed financial statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2025	Dec. 31, 2022
Assets
Cash, cash balances at central banks and other deposits on demand	€ 152,281	€ 192,208	€ 220,342	€ 96,923
Financial assets held for trading	252,318	230,253	176,921
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Financial assets at amortised cost	1,202,689	1,203,707	1,191,403
Intangible assets	5,350	5,821	5,854		€ 4,904
Tax assets	30,076	30,596	31,390
Other assets	8,719	8,559	8,856
TOTAL ASSETS	1,867,515	1,837,081	1,797,062
LIABILITIES
Financial liabilities held for trading	171,546	152,151	122,270
Financial liabilities at amortized cost	1,421,184	1,484,322	1,468,703
Provisions	8,355	8,407	8,441		€ 8,149
Tax liabilities	9,568	9,598	9,932
Other liabilities	15,937	16,344	17,598
TOTAL LIABILITIES	1,754,767	1,729,754	1,692,821
Statement of comprehensive income [abstract]
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(4,121)	(4,757)	(5,212)
Actuarial gains and losses on defined benefit pension plans	(3,896)	(4,404)	(4,324)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(250)	(432)	(776)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(33,853)	(31,838)	(29,808)
Hedges of net investments in foreign operations (Effective portion)	(7,343)	(8,002)	(8,684)
Exchange differences	(25,475)	(22,375)	(19,510)
Cash flow hedges (effective portion)	333	(298)	(740)
Debt instruments at fair value with changes in other comprehensive income	(372)	(736)	(555)
Share in other income and expenses recognised in investments, joint ventures and associates	(395)	(427)	(319)
Condensed consolidated statements of cash flows
D) Effect of foreign exchange rate differences	(8,908)	5,243	(322)
Santander Bank Polska S.A.
Condensed consolidated statements of cash flows
A) Cash flows from operating activities	1,405	1,705	352
B) Cash flows from investing activities	(98)	(96)	(91)
C) Cash flows from financing activities	(1,301)	(1,194)	(591)
E) Net increase/(decrease) in cash and cash equivalents	26	442	(187)
Discontinued operations | Santander Bank Polska S.A.
Assets
Cash, cash balances at central banks and other deposits on demand	2,515
Financial assets held for trading	1,956
Financial assets at fair value through other comprehensive income	8,173
Financial assets at amortised cost	55,642
Intangible assets	1,335
Tax assets	1,224
Other assets	1,303
TOTAL ASSETS	72,148
LIABILITIES
Financial liabilities held for trading	842
Financial liabilities at amortized cost	59,704
Provisions	603
Tax liabilities	1,335
Other liabilities	511
TOTAL LIABILITIES	62,995
Statement of comprehensive income [abstract]
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	56
Actuarial gains and losses on defined benefit pension plans	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	56
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(590)
Hedges of net investments in foreign operations (Effective portion)	(522)
Exchange differences	(164)
Cash flow hedges (effective portion)	98
Debt instruments at fair value with changes in other comprehensive income	8
Share in other income and expenses recognised in investments, joint ventures and associates	(10)
Condensed consolidated statements of cash flows
D) Effect of foreign exchange rate differences	€ 20	€ 27	€ 143